CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Ordinary	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC statutory reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, shares at Dec. 31, 2013	2,229,609
Beginning Balance, amount at Dec. 31, 2013	$ 123	$ 9,533	$ (766)	$ 784	$ 315	$ 5,883	$ 2,005	$ 17,877
Net income/loss						(123)	(169)	(292)
Other comprehensive income: Foreign exchange translation adjustment				(8)			(7)	(15)
Dividend paid/payable to non-controlling interest							(42)	(42)
Stock-based compensation expense		2						2
Ending Balance, shares at Dec. 31, 2014	2,229,609
Ending Balance, amount at Dec. 31, 2014	$ 123	9,535	(766)	776	315	5,760	1,787	17,530
Net income/loss						(616)	(391)	(1,007)
Other comprehensive income: Foreign exchange translation adjustment				23			(86)	(63)
Purchase of treasury stock			(20)					(20)
Stock-based compensation expense		16						16
Ending Balance, shares at Dec. 31, 2015	2,229,609
Ending Balance, amount at Dec. 31, 2015	$ 123	9,551	(786)	799	315	5,144	1,310	16,456
Net income/loss						231	(73)	158
Other comprehensive income: Foreign exchange translation adjustment				58			(54)	4
Appropriation of reserves					37	(37)		0
Ending Balance, shares at Dec. 31, 2016	2,229,609
Ending Balance, amount at Dec. 31, 2016	$ 123	$ 9,551	$ (786)	$ 857	$ 352	$ 5,338	$ 1,183	$ 16,618